19. Short-term borrowings and long-term borrowings (Details - Debt) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 146	$ 5,312
Other short-term borrowings	2,841	0
Current portion of long-term borrowings	179	166
Total short-term borrowings and current portion of long-term borrowings	3,166	5,478
Long term bank borrowings	6,017	6,733
Other long-term borrowings	836	877
Total long-term borrowings	6,853	7,610
Less: current portion of long-term borrowings	(179)	(165)
Total long-term borrowings, excluding current portion	6,674	7,445
Total borrowings	$ 9,840	$ 12,923